LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

14.  LEASES

The Group leases certain office premises to support its core business under non-cancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. As of December 31, 2022, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2022, the Group had no significant lease contract that has been entered into but not yet commenced.

14.  LEASES — continued

A summary of supplemental information related to operating leases as of December 31, 2022 is as follows:

	Year ended		Year ended
	December 31, 2021		December 31, 2022
Operating lease ROU assets	80,752		33,909
Operating lease liabilities	72,101		35,229
Operating leases - Weighted average remaining lease term	2.47	years	2.11	years
Operating leases - Weighted average discount rate	3.4%		3.3%

A summary of lease cost recognized and recorded in sales and marketing and general and administrative expenses in the consolidated statements of operations and supplemental cash information related to operating leases is as follows:

	Year ended	Year ended
	December 31, 2021	December 31, 2022
Operating lease cost	99,036	27,715
Short-term lease cost	4,220	192
Total	103,256	27,907
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	81,695	17,743
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	103,217	12,289

As of December 31, 2022, the maturity of operating lease liabilities under the Group’s non-cancelable operating leases is as follows:

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB
2022	31,854	—
2023	21,800	17,945
2024	18,718	16,304
2025	2,776	2,253
2026 and thereafter	—	—
Subtotal	75,148	36,502
Less: imputed interest	3,047	1,273
Present value of operating lease liabilities	72,101	35,229